Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities Designated At Fair Value Through Profit Or Loss
Schedule of financial assets and liabilities

	12/31/2023			12/31/2022
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	2	294	296	2	62	64
Total	2	294	296	2	62	64